Fair Value of Financial Instruments - Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3 (Detail) - Level 3 [member]	12 Months Ended
Oct. 31, 2020
Private equity securities [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparable
Significant unobservable inputs	General Partner valuations per financial statements
Range of estimates	97%
Private equity securities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Capitalization rate
Range of estimates	3%
Changes in fair value from reasonably possible alternatives	(36)/36 millions
Option pricing model [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Interest rate volatility
Range of estimates	36% - 146%
Changes in fair value from reasonably possible alternatives	(2)/2 miilions
Option pricing model [member] | Equity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Equity volatility
Range of estimates	2% - 188%
Option pricing model [member] | Equity contracts 1 [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Single stock correlation
Range of estimates	(65)% - 98%
Changes in fair value from reasonably possible alternatives	(7)/7 millions